SHARE CAPITAL (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Under Options
Outstanding at beginning of year	416,432	487,432	137,855
Granted	0	67,833	500,530
Exercised	(20,000)	(8,383)	(65,411)
Canceled and forfeited	(64,772)	(130,500)	(85,542)
Outstanding at end of year	331,660	416,432	487,432
Exercisable at end of year	236,277	186,253	95,709
Weighted Average Exercise Price
Outstanding at beginning of year	$ 4.24	$ 5.12	$ 2.64
Granted	0	2.82
Exercised	0.64	1.53	3.1
Canceled and forfeited	6.42	6.96	6.64
Outstanding at end of year	4.03	4.24	5.12
Exercisable at end of year	$ 3.67	$ 4.14	$ 4.81